Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Common Stock

Note 11. Common Stock

Holders of our common stock are entitled to one vote per share. Our Certificate of Incorporation does not provide for cumulative voting. Holders of our common stock are entitled to receive ratably such dividends, if any, as may be declared by our Board out of legally available funds. However, the current policy of our Board is to retain earnings, if any, for our operations and expansion. Upon liquidation, dissolution or winding-up, the holders of our Common Stock are entitled to share ratably in all of our assets which are legally available for distribution, after payment of or provision for all liabilities. The holders of our common stock have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of our Common Stock are subject to and may be adversely affected by the rights of the holders of shares of any series of preferred stock that we may designate and issue.

In conjunction with the closing of the Merger (i) 65,647,676 shares of common stock were issued to the former members of Prairie LLC in exchange for their membership interests in Prairie LLC and (ii) 110,314,022 shares of common stock were deemed issued to former stockholders of Creek Road Miners, Inc. As a result of the Merger and related transactions, the Company has the obligation to issue 5,884,872 shares of common stock (“Obligation Shares”). The fair value of this obligation increased $706,185 from the Merger to $1,235,823 at June 30, 2023. This change was recognized condensed consolidated statements of operations for the three and six months ended June 30, 2023.

At June 30, 2023, the Company had 500,000,000 common shares authorized and 175,961,698 common shares issued and outstanding. There are insufficient authorized and unissued shares for the Company to satisfy all of its commitments to deliver shares. The Company expects that it will have sufficient authorized and unissued shares at such time that its planned reverse stock split is approved and implement. Until such time and pursuant to the provisions of ASC 815-40, the Company has adopted a sequencing policy to determine how to allocate authorized and unissued shares among such commitments to deliver shares. The current sequence is (i) AR Debentures, (ii) Series B Warrants, (iii) Series A Warrants, (iv) Series D Preferred Stock, (v) Obligation Shares and (vi) Merger Options (defined below).

Creek Road Miners Inc [Member]
Common Stock

Note 17. Common Stock

Holders of our common stock are entitled to one vote per share. Our Certificate of Incorporation does not provide for cumulative voting. Holders of our common stock are entitled to receive ratably such dividends, if any, as may be declared by our Board out of legally available funds. However, the current policy of our Board is to retain earnings, if any, for our operations and expansion. Upon liquidation, dissolution or winding-up, the holders of our common stock are entitled to share ratably in all of our assets which are legally available for distribution, after payment of or provision for all liabilities. The holders of our common stock have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of our common stock are subject to and may be adversely affected by the rights of the holders of shares of any series of preferred stock that we may designate and issue.

We implemented a 1-for-20 reverse stock split of our outstanding shares of common stock that was effective on January 23, 2020. Unless otherwise noted, all share and related option, warrant, and convertible security information presented has been retroactively adjusted to reflect the reduced number of shares, and the increase in the share price which resulted from this action.

From August 2021 through October 2021, we consummated the transactions contemplated by the securities purchase agreement with the investors party thereto, pursuant to which, we generated net cash proceeds of $3,925,050, and issued in a private placement: (i) 2,933,340 shares of common stock for $1.50 per share and (ii) warrants to acquire 2,933,340 shares of common stock at an exercise price of $1.50 per share, which became exercisable immediately upon issuance and with a term of 5 years. The issuance generated net cash proceeds of approximately $3.9 million.

On January 25, 2022, the Company granted an officer 30,000 shares of common stock as compensation under his employment agreement for services provided through December 31, 2021. On December 31, 2022 the shares were rescinded and returned to the Company.

On May 31, 2022, the Company issued 169,205 shares of common stock to Highwire under the terms of the Binding Memorandum of Understanding for a Proposed Transaction.

On August 24, 2022, the Company entered into the Settlement with Alpha. The Settlement relates to a dispute with the Company’s then-CEO in connection with Alpha’s partial exercise on March 20, 2022 of the Warrant Shares. Pursuant to the Settlement, Alpha agreed to exchange the Warrant Shares for the Alpha Note. As of December 31, 2022 Alpha had returned 600,000 shares of common stock in connection with the Settlement.